Other operating income (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Other operating income
	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
Other operating income from related parties	140	-	88
Other operating income - other	40	289	1,438
Total other operating income	180	289	1,526